Reverse Merger	9 Months Ended
Sep. 30, 2024
Reverse Merger [Abstract]
REVERSE MERGER
4.	REVERSE MERGER

Concurrently with the execution of the Merger Agreement, certain investors (the “PIPE Subscribers”), including the Sponsor (which refers to Golden Arrow Sponsor, LLC), entered into the Original PIPE Subscription Agreements with GAMC pursuant to which the PIPE Subscribers originally committed to purchase in a private placement up to 2,787,457 shares of GAMC Class A common stock (the “PIPE Shares”) at a purchase price of $10.00 per share at an aggregate purchase price of up to $27.9 million (the “PIPE Financing”). The purchase of the PIPE Shares would be conditioned upon, among other things, the consummation of the Merger and would be consummated immediately prior to or substantially concurrently with the Closing Date. Pursuant to the Original PIPE Subscription Agreement executed by the Sponsor, the Sponsor agreed to purchase 800,000 shares of GAMC Class A common stock at a purchase price of $10.00 per share for an aggregate purchase price of $8.0 million. However, the number of subscribed shares to be purchased thereunder by the Sponsor would be reduced by the number of shares of GAMC Class A common stock that had not been elected for redemption as of the expiration of the redemption period related to the Closing and that were held by certain individuals mutually agreed upon by GAMC and the Company at any time from the date of the execution of the agreement up to immediately prior to the expiration of such redemption period.

In February 2024, concurrently with the execution of the Second Bridge Convertible Notes (see Note 8 – Borrowings), the PIPE Subscribers, including the Sponsor, entered into the First Amendment to the Original PIPE Subscription Agreements with GAMC. Pursuant to the amendment, the gross proceeds from the Second Bridge Convertible Notes of $5.0 million counted towards the commitments for the purchase of PIPE shares under the Original PIPE Subscription Agreements on a dollar-for-dollar basis.

In June 2024, concurrently with the execution of the Third Bridge Convertible Notes (see Note 8 – Borrowings), the PIPE Subscribers, including the Sponsor, entered into amendment to the PIPE Subscription Agreements with GAMC. Pursuant to the amendment, the gross proceeds from the Third Bridge Convertible Notes of $17.7 million counted towards the commitments for the purchase of PIPE shares under the Original PIPE Subscription Agreements on a dollar-for-dollar basis.

After the Closing Date, certain PIPE subscribers did not purchase the PIPE Shares related to the PIPE Financing, totaling $0.5 million. The remaining PIPE Subscribers purchased 470,120 PIPE Shares related to the PIPE Financing for total gross proceeds of $4.7 million.

As discussed in Note 1, the Merger was completed on August 13, 2024. Pursuant to the Company’s restated and amended certificate of incorporation, as amended on August 13, 2024, the Company is authorized to issue 500,000,000 shares of Common stock, par value of $0.0001, and 50,000,000 shares of preferred stock, par value $0.0001. The holders of shares of Common stock are entitled to one vote for each share held. The preferred stock is non-voting. No shares of preferred stock were issued and outstanding at September 30, 2024.

As a result of the Merger, among other things: (1) each then issued and outstanding GAMC Class A common stock, par value $0.0001 per share, converted automatically, on a one-for-one basis, into a share of the Company’s Common stock; (2) each then issued and outstanding GAMC Class B common stock, par value $0.0001 per share, converted automatically, on a one-for-one basis, into a share of the Company’s Common stock; and (3) each then issued and outstanding GAMC Public Placement Warrant and Private Placement Warrant to purchase one GAMC Class A common stock converted automatically into the Company’s Public Placement Warrant and the Company’s Private Placement Warrant (see Note 9 – Warrants) to acquire one share of the Company’s Common stock, respectively.

Immediately prior to the effective time of the Merger, each share of Legacy Bolt Convertible Preferred Stock and each Legacy Bolt Convertible Note (see Note 8 – Borrowings) automatically converted into shares of common stock of Legacy Bolt in accordance with the Merger Agreement and the Bridge NPA (see Note 8 - Borrowings). In addition, each Legacy Bolt Bridge Warrant (see Note 9 – Warrants) was automatically net exercised into shares of common stock of Legacy Bolt in accordance with the Warrant Agreement.

As a result of the Merger, among other things (1) all issued and outstanding shares of Legacy Bolt common stock as of immediately prior to the Closing (including Legacy Bolt common stock resulting from the Legacy Bolt Convertible Preferred Stock conversion, resulting from the Legacy Bolt Convertible Notes conversion, and resulting from the Legacy Bolt Bridge Warrants net exercise), were exchanged at an exchange ratio of 0.29489 (the “Exchange Ratio”) for an aggregate of 23,172,271 shares of the Company’s Common stock; (2) each issued and outstanding warrant to purchase Legacy Bolt Convertible Preferred Stock converted into a warrant to purchase shares of the Company’s Common stock (the “Private Warrant”), with each warrant subject to the same terms and conditions as were applicable to the original warrant and having an exercise price and number of shares of Common stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement; (3) each issued and outstanding stock option to purchase Legacy Bolt common stock converted into a stock option to purchase shares of the Company’s Common stock, with each option subject to the same terms and conditions as were applicable to the original Legacy Bolt option and with an exercise price and number of shares of the Company’s Common Stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement; and (4) each issued and outstanding Legacy Bolt restricted stock unit (“RSU”) award converted into a RSU award to receive shares of the Company’s Common stock, with each RSU award subject to the same terms and conditions as were applicable to the Legacy Bolt RSU award, and with the number of shares of the Company’s Common stock to which the RSU award converted based on the Exchange Ratio and other terms contained in the Merger Agreement.

As discussed in Note 1, the Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, GAMC was treated as the acquired company and Legacy Bolt was treated as the accounting acquirer for accounting purposes. Accordingly, all historical financial information presented in the unaudited interim condensed consolidated financial statements represents the accounts of Legacy Bolt and its wholly owned subsidiaries. Net assets were stated at historical cost consistent with the treatment of the Merger as a reverse recapitalization of Legacy Bolt.

In accounting for the Merger and after redemptions, the gross proceeds received by the Company totaled $5.3 million. The table below shows the gross proceeds from the Merger and the PIPE Financing (in thousands):

Amount
Cash – GAMC trust and cash (net of redemption)	$567
Cash – PIPE Financing	4,701
Balance at September 30, 2024	$5,268

Transaction costs consist of direct legal, accounting and other fees relating to the consummation of the Merger. Legacy Bolt transaction costs specific and directly attributable to the Merger totaled $11.1 million. These costs were initially capitalized as incurred in deferred offering costs on the interim condensed consolidated balance sheets. Upon the Closing, transaction costs related to the issuance of shares were recorded as a reduction to additional paid-in capital.

The number of shares of Common stock issued immediately following the consummation of the Merger was as follows:

Common stock - GAMC Class A common stock, outstanding prior to the Merger	7,047,500
Common stock - GAMC Class B common stock, outstanding prior to the Merger	140,000
Common stock - GAMC Class A redeemable common stock, outstanding prior to the Merger	577,937
Less: redemption of GAMC common stock	(492,278)
Common stock - GAMC common stock	7,273,159
Common stock - upon of settlement of GAMC liability for underwriting commission	625,000
Common stock - upon issuance to vendor for services rendered related to the Merger	25,000
Shares issued in PIPE Financing	470,120
The Merger and PIPE shares	8,393,279
Common stock - Legacy Bolt	3,335,864
Common stock - net exercise of Legacy Bolt Bridge Warrants	1,336,723
Common stock - upon conversion of Legacy Bolt Preferred Stock	8,048,573
Common stock - upon conversion of Legacy Bolt Convertible Notes	10,451,111
Common stock - upon of settlement of Legacy Bolt liability for contract termination	750,000
Total shares of the Company’s Common stock outstanding immediately after the Merger	32,315,550